Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
The Company's financial instruments are comprised of cash and cash equivalents, accounts receivable, investments, risk management assets and liabilities, accounts payable, accrued liabilities, lease liabilities and long-term debt. These financial instruments, with the exception of investments and risk management assets and liabilities, are classified as financial assets and liabilities at amortized cost. Investments are classified as financial assets at fair value through profit or loss and are based on quoted market prices. Risk management assets and liabilities are classified as derivatives held for trading or as cash flow hedges.
At each measurement date, the estimated fair values of derivative financial instruments in Level 2 have been determined based on appropriate internal valuation methodologies and/or third party indications, including quoted forward prices for commodities, foreign exchange rates, interest yield curves and other volatility factors.
The changes in estimated fair values of derivative financial instruments included in the risk management asset (liability) were recognized in the financial statements as follows:

Asset (liability)	2023	2022
Balance – beginning of year	$6	$55
Net change in fair value of outstanding derivative financial instruments recognized in:
Risk management activities (1)	3	70
Foreign exchange	—	(119)
Balance – end of year	9	6
Less: current portion	8	—
	$1	$6
(1)Risk management assets and liabilities are disclosed in note 10 and note 12, respectively.
Net (gain) loss from risk management activities for the years ended December 31, were as follows:

	2023	2022	2021
Net realized risk management (gain) loss	$(14)	$(7)	$17
Net unrealized risk management loss (gain)	12	(28)	19
	$(2)	$(35)	$36
The carrying amounts of the Company’s financial instruments approximated their fair value, except for fixed rate long-term debt. The Company's financial instruments are categorized as Level 1 with the exception of risk management assets and liabilities which are categorized as Level 2. There were no transfers between Level 1, 2 and 3 financial instruments. The fair value of the Company’s fixed rate long-term debt is outlined below:

	2023		2022
	Carrying amount	Level 1 Fair Value	Carrying amount	Level 1 Fair Value
Fixed rate long-term debt (1) (2)	$(10,799)	$(10,795)	$(11,445)	$(10,796)
(1)The fair value of fixed rate long-term debt has been determined based on quoted market prices.
(2)Includes the current portion of fixed rate long-term debt.
RISK MANAGEMENT
The Company periodically uses derivative financial instruments to manage its commodity price, interest rate and foreign currency exposures. These financial instruments are entered into solely for hedging purposes and are not used for speculative purposes.
The following provides a summary of the carrying amounts of derivative financial instruments held and a reconciliation to the Company’s consolidated balance sheets.

Asset (liability)	2023	2022
Derivatives held for trading
Natural gas (1)	$(3)	$3
Foreign currency forward contracts	12	3
	$9	$6

Included within:
Current portion of other long-term assets	$12	$3
Current portion of other long-term liabilities	(4)	(3)
Other long-term assets	1	6
	$9	$6
(1)In 2023, the Company entered into 50,000 MMBtu/d of US$1.82 AECO fixed price financial hedge contracts for the period of January to December 2024.
FINANCIAL RISK FACTORS
The Company's financial risks are consistent with those disclosed in notes 1 and 4.
a) Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s market risk is comprised of commodity price risk, interest rate risk, and foreign currency exchange risk.
COMMODITY PRICE RISK MANAGEMENT
The Company periodically uses commodity derivative financial instruments to manage its exposure to commodity price risk associated with the sale of its future crude oil and natural gas production and with natural gas purchases.
The Company's outstanding commodity derivative financial instruments are expected to be settled monthly based on the applicable index pricing for the respective contract month.
INTEREST RATE RISK MANAGEMENT
The Company is exposed to interest rate price risk on its fixed rate long-term debt and to interest rate cash flow risk on its floating rate long-term debt. The Company periodically enters into interest rate swap contracts to manage its fixed to floating interest rate mix on long-term debt. Interest rate swap contracts require the periodic exchange of payments without the exchange of the notional principal amounts on which the payments are based. At December 31, 2023, the Company had no interest rate swap contracts outstanding.
FOREIGN CURRENCY EXCHANGE RATE RISK MANAGEMENT
The Company is exposed to foreign currency exchange rate risk in Canada primarily related to its US dollar denominated long-term debt, commercial paper and working capital. The Company is also exposed to foreign currency exchange rate risk on transactions conducted in other currencies and in the carrying value of its foreign subsidiaries. The Company periodically enters into cross currency swap contracts and foreign currency forward contracts to manage known currency exposure on US dollar denominated long-term debt, commercial paper and working capital. The cross currency swap contracts require the periodic exchange of payments with the exchange at maturity of notional principal amounts on which the payments are based.
During 2022, the Company settled the US$550 million cross currency swap designated as a cash flow hedge of a portion of the US$1,100 million 6.25% US dollar debt securities due March 2038. The Company realized cash proceeds of $158 million on settlement.
As at December 31, 2023, the Company had US$1,003 million of foreign currency forward contracts outstanding (December 31, 2022 – US$1,017 million), with original terms of up to 90 days, all of which were designated as derivatives held for trading.
FINANCIAL INSTRUMENT SENSITIVITIES
The following table summarizes the annualized sensitivities of the Company’s 2023 net earnings and other comprehensive income to changes in the fair value of financial instruments outstanding as at December 31, 2023, resulting from changes in the specified variable, with all other variables held constant. These sensitivities are prepared on a different basis than those disclosed in the Company’s other continuous disclosure documents, are limited to the impact of changes in a specified variable applied to financial instruments only and do not represent the impact of a change in the variable on the operating results of the Company taken as a whole. Further, these sensitivities are theoretical, as changes in one variable may contribute to changes in another variable, which may magnify or counteract the sensitivities. In addition, changes in fair value generally cannot be extrapolated because the relationship of a change in an assumption to the change in fair value may not be linear.

	2023		2022
	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income
Interest rate risk
Increase interest rate 1%	$(5)	$—	$(4)	$—
Decrease interest rate 1%	$5	$—	$4	$—
Foreign currency exchange rate risk
Weakening of the Canadian dollar by US$0.01	$(128)	$—	$(135)	$—
Strengthening of the Canadian dollar by US$0.01	$125	$—	$131	$—
b) Credit risk
Credit risk is the risk that a party to a financial instrument will cause a financial loss to the Company by failing to discharge an obligation.
COUNTERPARTY CREDIT RISK MANAGEMENT
The Company’s accounts receivable are mainly with customers in the crude oil and natural gas industry and are subject to normal industry credit risks. The Company manages these risks by reviewing its exposure to individual companies on a regular basis and where appropriate, ensures that parental guarantees or letters of credit are in place to minimize the impact in the event of default. At December 31, 2023, substantially all of the Company’s accounts receivable were due within normal trade terms and the average expected credit loss was approximately 1% of the Company's accounts receivable balance (December 31, 2022 – 1%).
The Company is also exposed to possible losses in the event of nonperformance by counterparties to derivative financial instruments; however, the Company manages this credit risk by entering into agreements with counterparties that are substantially all investment grade financial institutions. As at December 31, 2023, the Company had net risk of $11 million with specific counterparties related to derivative financial instruments (December 31, 2022 – $7 million). The carrying amount of financial assets approximates the maximum credit exposure.
c) Liquidity risk
Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities.
Management of liquidity risk requires the Company to maintain sufficient cash and cash equivalents, along with other sources of capital, consisting primarily of cash flow from operating activities, available credit facilities, commercial paper and access to debt capital markets, to meet obligations as they become due. The Company believes it has adequate bank credit facilities to provide liquidity to manage fluctuations in the timing of the receipt and/or disbursement of operating cash flows.
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$1,418	$—	$—	$—
Accrued liabilities	$3,534	$—	$—	$—
Long-term debt (1)	$980	$1,584	$2,317	$5,978
Other long-term liabilities (2)	$302	$184	$428	$645
Interest and other financing expense (3)	$582	$518	$1,257	$3,362
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $298 million; one to less than two years, $184 million; two to less than five years, $428 million; and thereafter, $645 million.
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2023.